Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating expenses:
Selling and marketing		$ 1,755	$ 2,266
General and administrative	2,973	14,138	8,882
Total operating expenses	2,973	15,893	11,148
Loss from operations	(2,973)	(15,893)	(11,148)
Other income (expense):
Interest income	15	2	1
Interest expense		(223)	(533)
Other expense, net	15	(221)	(532)
Loss from continuing operations	(2,958)	(16,114)	(11,680)
Discontinued Operations:
Income from discontinued operations, including tax benefit	23	959	6,369
Gain on disposals, net of tax	2,589	(119)
Income from discontinued operations, net of tax	2,612	840	6,369
Net loss	$ (346)	$ (15,274)	$ (5,311)
Basic and diluted net loss (income) per share:
Continuing operations	$ (0.32)	$ (1.13)	$ (0.91)
Discontinued operations, net of tax	$ 0.29	$ 0.06	$ 0.49
Net loss per share	$ (0.03)	$ (1.07)	$ (0.42)
Weighted average number of common shares outstanding - basic and diluted	9,063,085	14,320,505	12,870,729